Subsequent Events (Details)				1 Months Ended	12 Months Ended
	Jan. 23, 2018 USD ($)	Jan. 22, 2018 USD ($)	Jan. 16, 2018 USD ($)	Jan. 31, 2018 USD ($) Property	Dec. 31, 2017 USD ($)	Nov. 30, 2014 USD ($)
Master Trust Notes
Subsequent Event [Line Items]
Aggregate principal amount of debt					$ 674,400,000	$ 510,000,000
Series 2017-1 Class B | Master Trust Notes
Subsequent Event [Line Items]
Aggregate principal amount of debt					$ 132,000,000.0
Stated interest rate					6.35%
Maturity					4 years 11 months 19 days
Shopko | Shopko Asset-Backed Lending Facility
Subsequent Event [Line Items]
Lending facility					$ 784,000,000
Spirit Realty, Inc. | Series 2017-1 Class B | Master Trust Notes
Subsequent Event [Line Items]
Aggregate principal amount of debt					$ 6,600,000
Subsequent Event
Subsequent Event [Line Items]
Written notice term			60 days
Deferred rent, period (up to)			3 months
Deferred rent, interest rate			0.11
Subsequent Event | Five Underperforming Properties
Subsequent Event [Line Items]
Number of properties disposed | Property				5
Net book value of properties disposed				$ 12,400,000
Amount of extinguishment of debt				$ 33,600,000
Subsequent Event | Series 2017-1 Class B | Master Trust Notes
Subsequent Event [Line Items]
Stated interest rate	5.49%
Additional debt proceeds	$ 8,200,000
Subsequent Event | Societe Generale And Barclays Bank PLC | Non-Recourse CMBS Loan Agreement | Loans Payable
Subsequent Event [Line Items]
Maturity		10 years
Additional debt proceeds		$ 84,000,000
Subsequent Event | Societe Generale And Barclays Bank PLC | Non-Recourse CMBS Loan Agreement | Loans Payable | 10-year Mid-Market Swap Rate
Subsequent Event [Line Items]
Basis spread on variable rate		245.00%
Subsequent Event | B-1 Term Loan | Operating Partnership And Several Banks Syndicate | B-1 Term Loan
Subsequent Event [Line Items]
Aggregate principal amount of debt			$ 35,000,000.0
Stated interest rate			12.00%
Principal installments			$ 600,000
Commitment fee, percentage			3.00%